Distribution Date:	03/10/23	COMM 2014-CCRE15 Mortgage Trust
Determination Date:	03/06/23
Next Distribution Date:	04/12/23
Record Date:	02/28/23	Commercial Mortgage Pass-Through Certificates
Series 2014-CCRE15
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		Niral Shah	(305) 485-2041	Niral.Shah@rialtocapital.com
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	14-15	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	16-17		David Rodgers	(212) 230-9025
Principal Prepayment Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
		Controlling Class	LibreMax Value Master Fund, Ltd.
Specially Serviced Loan Detail - Part 2	23	Representative
Modified Loan Detail	24		-
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12591RAW0	1.218000%	45,918,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12591RAX8	2.928000%	301,405,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12591RAY6	3.595000%	64,708,000.00	14,255,007.37	1,126,976.86	42,705.63	0.00	0.00	1,169,682.49	13,128,030.51	49.34%	30.00%
A-3	12591RAZ3	3.796000%	80,000,000.00	64,420,993.94	0.00	203,785.08	0.00	0.00	203,785.08	64,420,993.94	49.34%	30.00%
A-4	12591RBA7	4.074000%	213,393,000.00	213,393,000.00	0.00	724,469.23	0.00	0.00	724,469.23	213,393,000.00	49.34%	30.00%
A-M	12591RBC3	4.426000%	54,166,000.00	54,166,000.00	0.00	199,782.26	0.00	0.00	199,782.26	54,166,000.00	39.91%	24.63%
B	12591RBD1	4.621930%	74,322,000.00	74,322,000.00	0.00	286,259.26	0.00	0.00	286,259.26	74,322,000.00	26.97%	17.25%
C	12591RBF6	4.671930%	41,569,000.00	41,569,000.00	0.00	161,839.56	0.00	0.00	161,839.56	41,569,000.00	19.74%	13.13%
D	12591RAE0	4.671930%	41,570,000.00	41,570,000.00	0.00	161,843.46	0.00	0.00	161,843.46	41,570,000.00	12.50%	9.00%
E	12591RAG5	4.171930%	21,414,000.00	21,414,000.00	0.00	74,448.10	0.00	0.00	74,448.10	21,414,000.00	8.77%	6.88%
F	12591RAJ9	4.000000%	21,415,000.00	21,415,000.00	0.00	71,383.33	0.00	0.00	71,383.33	21,415,000.00	5.04%	4.75%
G*	12591RAL4	4.000000%	47,868,704.00	28,955,653.77	0.00	90,644.75	0.00	0.00	90,644.75	28,955,653.77	0.00%	0.00%
V-1	12591RAP5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V-2	12591RAR1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12591RAS9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12591RAU4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,007,748,708.00	575,480,655.08	1,126,976.86	2,017,160.66	0.00	0.00	3,144,137.52	574,353,678.22

X-A	12591RBB5	0.614309%	759,590,000.00	346,235,001.31	0.00	177,246.00	0.00	0.00	177,246.00	345,108,024.45
X-B	12591RAA8	0.023600%	157,461,000.00	157,461,000.00	0.00	3,096.75	0.00	0.00	3,096.75	157,461,000.00
X-C	12591RAC4	0.620642%	90,697,704.00	71,784,653.77	0.00	37,127.15	0.00	0.00	37,127.15	71,784,653.77
Notional SubTotal			1,007,748,704.00	575,480,655.08	0.00	217,469.90	0.00	0.00	217,469.90	574,353,678.22

Deal Distribution Total					1,126,976.86	2,234,630.56	0.00	0.00	3,361,607.42

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12591RAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12591RAX8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12591RAY6	220.29744962	17.41634512	0.65997450	0.00000000	0.00000000	0.00000000	0.00000000	18.07631962	202.88110450
A-3	12591RAZ3	805.26242425	0.00000000	2.54731350	0.00000000	0.00000000	0.00000000	0.00000000	2.54731350	805.26242425
A-4	12591RBA7	1,000.00000000	0.00000000	3.39499998	0.00000000	0.00000000	0.00000000	0.00000000	3.39499998	1,000.00000000
A-M	12591RBC3	1,000.00000000	0.00000000	3.68833327	0.00000000	0.00000000	0.00000000	0.00000000	3.68833327	1,000.00000000
B	12591RBD1	1,000.00000000	0.00000000	3.85160868	0.00000000	0.00000000	0.00000000	0.00000000	3.85160868	1,000.00000000
C	12591RBF6	1,000.00000000	0.00000000	3.89327528	0.00000000	0.00000000	0.00000000	0.00000000	3.89327528	1,000.00000000
D	12591RAE0	1,000.00000000	0.00000000	3.89327544	0.00000000	0.00000000	0.00000000	0.00000000	3.89327544	1,000.00000000
E	12591RAG5	1,000.00000000	0.00000000	3.47660876	0.00000000	0.00000000	0.00000000	0.00000000	3.47660876	1,000.00000000
F	12591RAJ9	1,000.00000000	0.00000000	3.33333318	0.00000000	0.00000000	0.00000000	0.00000000	3.33333318	1,000.00000000
G	12591RAL4	604.89738285	0.00000000	1.89361195	0.12271274	34.70598640	0.00000000	0.00000000	1.89361195	604.89738285
V-1	12591RAP5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V-2	12591RAR1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12591RAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12591RAU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12591RBB5	455.81827211	0.00000000	0.23334430	0.00000000	0.00000000	0.00000000	0.00000000	0.23334430	454.33460742
X-B	12591RAA8	1,000.00000000	0.00000000	0.01966677	0.00000000	0.00000000	0.00000000	0.00000000	0.01966677	1,000.00000000
X-C	12591RAC4	791.47156548	0.00000000	0.40935049	0.00000000	0.00000000	0.00000000	0.00000000	0.40935049	791.47156548

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	02/01/23 - 02/28/23	30	0.00	42,705.63	0.00	42,705.63	0.00	0.00	0.00	42,705.63	0.00
A-3	02/01/23 - 02/28/23	30	0.00	203,785.08	0.00	203,785.08	0.00	0.00	0.00	203,785.08	0.00
A-4	02/01/23 - 02/28/23	30	0.00	724,469.23	0.00	724,469.23	0.00	0.00	0.00	724,469.23	0.00
A-M	02/01/23 - 02/28/23	30	0.00	199,782.26	0.00	199,782.26	0.00	0.00	0.00	199,782.26	0.00
B	02/01/23 - 02/28/23	30	0.00	286,259.26	0.00	286,259.26	0.00	0.00	0.00	286,259.26	0.00
C	02/01/23 - 02/28/23	30	0.00	161,839.56	0.00	161,839.56	0.00	0.00	0.00	161,839.56	0.00
D	02/01/23 - 02/28/23	30	0.00	161,843.46	0.00	161,843.46	0.00	0.00	0.00	161,843.46	0.00
E	02/01/23 - 02/28/23	30	0.00	74,448.10	0.00	74,448.10	0.00	0.00	0.00	74,448.10	0.00
F	02/01/23 - 02/28/23	30	0.00	71,383.33	0.00	71,383.33	0.00	0.00	0.00	71,383.33	0.00
G	02/01/23 - 02/28/23	30	1,655,456.49	96,518.85	0.00	96,518.85	5,874.10	0.00	0.00	90,644.75	1,661,330.59
X-A	02/01/23 - 02/28/23	30	0.00	177,246.00	0.00	177,246.00	0.00	0.00	0.00	177,246.00	0.00
X-B	02/01/23 - 02/28/23	30	0.00	3,096.75	0.00	3,096.75	0.00	0.00	0.00	3,096.75	0.00
X-C	02/01/23 - 02/28/23	30	0.00	37,127.15	0.00	37,127.15	0.00	0.00	0.00	37,127.15	0.00
V-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			1,655,456.49	2,240,504.66	0.00	2,240,504.66	5,874.10	0.00	0.00	2,234,630.56	1,661,330.59

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12591RBC3	4.426000%	54,166,000.00	54,166,000.00	0.00	199,782.26	0.00	0.00	199,782.26	54,166,000.00
A-M (PEZ)	12591RBC3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12591RBD1	4.621930%	74,322,000.00	74,322,000.00	0.00	286,259.26	0.00	0.00	286,259.26	74,322,000.00
B (PEZ)	12591RBD1	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12591RBF6	4.671930%	41,569,000.00	41,569,000.00	0.00	161,839.56	0.00	0.00	161,839.56	41,569,000.00
C (PEZ)	12591RBF6	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			170,057,000.03	170,057,000.00	0.00	647,881.08	0.00	0.00	647,881.08	170,057,000.00

Exchangeable Certificate Details
PEZ	12591RBE9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	3,361,607.42
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,111,976.95	Master Servicing Fee	7,420.61
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	2,035.38
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	226.15
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	756.00
Extension Interest	0.00
Interest Reserve Withdrawal	138,965.84	Total Fees	10,438.14
Total Interest Collected	2,250,942.79

Principal		Expenses/Reimbursements
Scheduled Principal	1,122,376.43	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	5,091.01
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	783.09
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	4,600.48	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,126,976.91	Total Expenses/Reimbursements	5,874.10

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,234,630.56
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,126,976.86
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,361,607.42
Total Funds Collected	3,377,919.70	Total Funds Distributed	3,377,919.66

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	575,480,655.08	575,480,655.08	Beginning Certificate Balance	575,480,655.08
(-) Scheduled Principal Collections	1,122,376.43	1,122,376.43	(-) Principal Distributions	1,126,976.86
(-) Unscheduled Principal Collections	4,600.48	4,600.48	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	(0.05)	(0.05)	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	574,353,678.22	574,353,678.22	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	575,610,102.09	575,610,102.09	Ending Certificate Balance	574,353,678.22
Ending Actual Collateral Balance	574,525,609.51	574,525,609.51

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.67%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	136,013,792.79	23.68%	10	5.1856	NAP	Defeased	11	136,013,792.79	23.68%	10	5.1856	NAP
	9,999,999 or less	8	34,309,897.88	5.97%	10	5.2521	1.783790	1.19 or less	5	169,362,380.17	29.49%	(21)	3.6341	0.977701
10,000,000 to 24,999,999		7	88,029,129.35	15.33%	10	5.1856	1.768575	1.20 to 1.29	1	32,926,032.34	5.73%	10	5.1100	1.270000
25,000,000 to 39,999,999		2	64,033,934.41	11.15%	10	5.0651	1.469179	1.30 to 1.39	1	9,504,420.51	1.65%	10	5.1115	1.340000
40,000,000 to 69,999,999		1	65,481,953.74	11.40%	10	4.9220	0.930000	1.40 to 1.49	2	15,025,261.78	2.62%	10	5.1387	1.482355
	70,000,000 or greater	2	186,484,970.05	32.47%	(18)	3.7917	1.319070	1.50 to 1.59	3	118,104,454.09	20.56%	10	5.0753	1.559042
	Totals	31	574,353,678.22	100.00%	1	4.6935	1.407033	1.60 to 1.69	2	42,034,729.49	7.32%	10	5.0837	1.677401
								1.70 to 1.79	1	2,728,794.25	0.48%	10	5.5120	1.740000
								1.80 to 1.89	0	0.00	0.00%	0	0.0000	0.000000
								1.90 to 1.99	1	13,480,669.38	2.35%	10	5.0900	1.900000
								2.00 or greater	4	35,173,143.42	6.12%	10	5.2349	2.571264
								Totals	31	574,353,678.22	100.00%	1	4.6935	1.407033
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	12	136,013,792.79	23.68%	10	5.1856	NAP
							Defeased	12	136,013,792.79	23.68%	10	5.1856	NAP
California	4	140,005,529.68	24.38%	10	5.0697	1.492566
							Industrial	4	13,480,669.38	2.35%	10	5.0900	1.900000
Florida	1	2,636,229.76	0.46%	11	5.3470	3.300000
							Lodging	3	37,246,497.72	6.48%	10	5.2594	2.106130
Illinois	1	14,332,297.97	2.50%	9	5.1790	2.190000
							Mixed Use	1	10,926,827.42	1.90%	10	5.2720	1.670000
Indiana	3	24,683,436.75	4.30%	10	5.1167	1.192413
							Multi-Family	6	32,210,056.09	5.61%	10	5.0963	1.765849
Louisiana	1	11,024,956.75	1.92%	11	5.2500	1.540000
							Office	5	231,227,721.35	40.26%	10	5.0113	1.356438
Mississippi	1	2,563,272.23	0.45%	11	5.5170	(0.360000)
							Other	1	84,773,136.85	14.76%	(51)	2.3000	1.030000
Nevada	2	6,952,158.13	1.21%	10	5.0900	1.900000
							Retail	5	28,474,976.62	4.96%	10	5.2824	1.324065
New Mexico	1	31,107,902.07	5.42%	10	5.0175	1.680000
							Totals	37	574,353,678.22	100.00%	1	4.6935	1.407033
New York	4	162,546,919.12	28.30%	(22)	3.5758	1.033913

North Carolina	2	10,171,647.92	1.77%	10	5.0776	2.713353

Ohio	1	3,829,143.19	0.67%	11	5.3690	1.460000

Oregon	1	11,889,243.00	2.07%	10	5.3650	2.530000

Texas	2	13,868,354.61	2.41%	10	5.0658	1.569001

Washington	1	2,728,794.25	0.48%	10	5.5120	1.740000

Totals	37	574,353,678.22	100.00%	1	4.6935	1.407033

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	136,013,792.79	23.68%	10	5.1856	NAP	Defeased	11	136,013,792.79	23.68%	10	5.1856	NAP
	4.2499% or less	1	84,773,136.85	14.76%	(51)	2.3000	1.030000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	0	0.00	0.00%	0	0.0000	0.000000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	1	1,365,001.11	0.24%	10	4.6455	1.170000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	18	352,201,747.47	61.32%	10	5.0798	1.501801	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	31	574,353,678.22	100.00%	1	4.6935	1.407033	49 months or greater	20	438,339,885.43	76.32%	(2)	4.5408	1.409523
								Totals	31	574,353,678.22	100.00%	1	4.6935	1.407033
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	136,013,792.79	23.68%	10	5.1856	NAP	Defeased	11	136,013,792.79	23.68%	10	5.1856	NAP
	60 months or less	20	438,339,885.43	76.32%	(2)	4.5408	1.409523	Interest Only	1	84,773,136.85	14.76%	(51)	2.3000	1.030000
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	31	574,353,678.22	100.00%	1	4.6935	1.407033	121 months or more	19	353,566,748.58	61.56%	10	5.0781	1.500520
								Totals	31	574,353,678.22	100.00%	1	4.6935	1.407033
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	11	136,013,792.79	23.68%	10	5.1856	NAP			No outstanding loans in this group
Underwriter's Information		2	22,985,089.89	4.00%	10	5.0989	1.668438
	12 months or less	17	313,642,962.34	54.61%	(6)	4.3397	1.341750
	13 months to 24 months	1	101,711,833.20	17.71%	10	5.0350	1.560000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	31	574,353,678.22	100.00%	1	4.6935	1.407033
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30306491	OF	Sunnyvale	CA	Actual/360	5.035%	399,054.46	189,676.35	0.00	N/A	01/06/24	--	101,901,509.50	101,711,833.20	03/06/23
3	30306490	98	New York	NY	30/360	2.300%	162,490.66	4,600.48	0.00	12/06/18	12/06/26	--	84,777,737.33	84,773,136.85	03/06/23
4	30306494	OF	New York	NY	Actual/360	4.922%	251,143.84	121,301.47	0.00	N/A	01/06/24	--	65,603,255.21	65,481,953.74	03/06/23
6	30293155	OF	Los Angeles	CA	Actual/360	5.110%	131,146.19	71,331.55	0.00	N/A	01/06/24	--	32,997,363.89	32,926,032.34	03/06/23
7	30306482	OF	Albuquerque	NM	Actual/360	5.018%	121,700.33	77,319.58	0.00	N/A	01/06/24	--	31,185,221.65	31,107,902.07	03/06/23
9	30292948	OF	Winchester	VA	Actual/360	5.070%	97,836.55	61,519.71	0.00	N/A	12/05/23	--	24,810,621.20	24,749,101.49	03/05/23
10	30306476	OF	Santa Monica	CA	Actual/360	4.990%	72,447.75	109,712.45	0.00	02/06/24	01/06/31	--	18,666,754.96	18,557,042.51	03/06/23
12	30306472	MF	North Charleston	SC	Actual/360	4.980%	86,759.57	46,203.12	0.00	N/A	01/06/24	--	22,399,201.32	22,352,998.20	03/06/23
13	30306484	IN	Indianapolis	IN	Actual/360	5.107%	85,188.27	46,853.07	0.00	N/A	11/06/23	--	21,446,596.79	21,399,743.72	03/06/23
15	30306473	RT	Clarksville	IN	Actual/360	5.120%	60,594.98	37,357.31	0.00	N/A	01/06/24	--	15,216,373.55	15,179,016.24	12/06/22
16	30306485	LO	Chicago	IL	Actual/360	5.179%	57,874.10	35,254.34	0.00	N/A	12/06/23	--	14,367,552.31	14,332,297.97	03/06/23
17	30293182	MH	Orange	CA	Actual/360	5.370%	68,921.42	0.00	0.00	N/A	01/06/24	--	16,500,000.00	16,500,000.00	03/06/23
19	30306474	IN	Various	Various	Actual/360	5.090%	53,500.20	33,273.48	0.00	N/A	01/06/24	--	13,513,942.86	13,480,669.38	03/06/23
22	30293124	LO	Springfield	OR	Actual/360	5.365%	49,730.42	28,578.30	0.00	N/A	01/06/24	--	11,917,821.30	11,889,243.00	03/06/23
23	30293185	MU	Bronx	NY	Actual/360	5.272%	44,965.22	39,111.27	0.00	N/A	01/06/24	--	10,965,938.69	10,926,827.42	01/06/23
25	30293253	LO	Lafayette	LA	Actual/360	5.250%	45,127.43	26,659.05	0.00	N/A	02/01/24	--	11,051,615.80	11,024,956.75	03/01/23
26	30293150	MF	Houston	TX	Actual/360	5.060%	44,165.13	25,964.04	0.00	N/A	01/06/24	--	11,222,082.63	11,196,118.59	03/06/23
28	30293175	MF	Bloomington	IN	Actual/360	5.112%	37,873.06	21,929.17	0.00	N/A	01/06/24	--	9,526,349.68	9,504,420.51	03/06/23
30	30306487	MF	Dallas	TX	Actual/360	5.479%	40,959.72	17,670.15	0.00	N/A	02/06/24	--	9,611,699.79	9,594,029.64	03/06/23
34	30293159	MF	Charlotte	NC	Actual/360	5.070%	24,965.21	15,617.88	0.00	N/A	01/05/24	--	6,330,990.57	6,315,372.69	03/05/23
35	30293089	MU	Washington	DC	Actual/360	5.200%	24,537.59	12,996.88	0.00	N/A	01/06/24	--	6,066,986.90	6,053,990.02	03/06/23
36	30293257	RT	Various	Various	Actual/360	5.554%	19,503.76	25,752.86	0.00	N/A	02/06/24	--	4,514,992.45	4,489,239.59	03/06/23
38	30306480	RT	Temecula	CA	Actual/360	5.481%	22,936.74	12,758.90	0.00	N/A	01/06/24	--	5,380,423.04	5,367,664.14	03/06/23
39	30293066	SS	Fayetteville	NC	Actual/360	5.394%	19,978.68	11,446.07	0.00	N/A	12/06/23	--	4,762,119.96	4,750,673.89	03/06/23
41	30306488	MF	Auburn	AL	Actual/360	5.234%	19,085.52	10,057.12	0.00	N/A	12/06/23	--	4,688,293.86	4,678,236.74	03/06/23
44	30293282	MF	Vandalia	OH	Actual/360	5.369%	16,028.30	9,153.58	0.00	N/A	02/06/24	--	3,838,296.77	3,829,143.19	03/06/23
45	30306489	MF	Las Vegas	NV	Actual/360	6.550%	14,765.69	9,654.36	0.00	N/A	09/06/23	--	2,898,391.35	2,888,736.99	03/06/23
46	30293147	RT	Everett	WA	Actual/360	5.512%	11,726.37	6,466.98	0.00	N/A	01/05/24	--	2,735,261.23	2,728,794.25	03/05/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
47	30293259	RT	Eustis	FL	Actual/360	5.347%	10,989.76	6,315.27	0.00	N/A	02/05/24	--	2,642,545.03	2,636,229.76	03/05/23
48	30293260	RT	Horn Lake	MS	Actual/360	5.517%	11,024.92	6,040.76	0.00	N/A	02/05/24	--	2,569,312.99	2,563,272.23	03/05/23
49	30293190	MF	Brooklyn	NY	Actual/360	4.646%	4,955.11	6,401.36	0.00	N/A	01/06/24	--	1,371,402.47	1,365,001.11	03/06/23
Totals							2,111,976.95	1,126,976.91	0.00				575,480,655.08	574,353,678.22
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	45,249,038.42	46,679,825.15	01/01/22	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	4,612,500.00	4,612,500.00	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	6,927,161.53	4,644,191.74	01/01/22	11/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,064,980.29	3,379,172.86	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,788,041.01	4,255,070.35	04/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	1,387,038.79	1,291,639.38	01/01/22	06/30/22	--	0.00	0.00	293,475.67	293,475.67	19,360.90	0.00
16	1,580,215.59	2,677,278.24	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	1,534,520.36	2,340,497.53	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,992,874.32	2,652,864.22	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	1,682,612.84	01/01/22	06/30/22	--	0.00	0.00	167,972.97	167,972.97	0.00	0.00
25	1,749,511.74	1,503,899.21	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,559,799.69	1,407,105.38	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,474,741.91	1,482,103.89	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	1,595,824.65	1,638,209.90	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	658,185.76	693,514.57	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	478,416.89	470,577.28	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	385,702.56	401,566.73	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
47	636,771.47	764,683.23	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	83,274.53	(21,751.64)	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	(3,460.39)	167,750.30	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	79,755,139.12	82,723,311.16				0.00	0.00	461,448.64	461,448.64	19,360.90	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
3	30306490	4,600.48	Partial Liquidation (Curtailment)	0.00	0.00
Totals		4,600.48		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/10/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	4,600.48	0	0.00	4.693494%	4.670334%	1
02/10/23	1	10,965,938.69	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	4,591.68	0	0.00	4.694287%	4.671124%	2
01/12/23	1	11,000,077.27	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	4,582.86	0	0.00	4.694928%	4.671763%	3
12/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	4,580.16	0	0.00	4.695565%	4.672397%	4
11/14/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	4,557.91	0	0.00	4.696245%	4.673074%	5
10/13/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	4,556.64	0	0.00	4.696871%	4.673698%	6
09/12/22	1	11,138,318.71	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	4,545.87	0	0.00	4.697541%	4.674366%	7
08/12/22	1	11,171,678.26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	4,539.21	0	0.00	4.698157%	4.674980%	8
07/12/22	0	0.00	1	31,636,122.60	0	0.00	0	0.00	0	0.00	1	31,636,122.60	1	4,530.54	0	0.00	4.698769%	4.675589%	9
06/10/22	1	11,239,584.30	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	4,629.20	0	0.00	4.699424%	4.676241%	10
05/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	4,636.15	0	0.00	4.700026%	4.676841%	11
04/12/22	1	11,306,887.77	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	4,489.72	0	0.00	4.700671%	4.677483%	12
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
23	30293185	01/06/23	0	B	167,972.97	167,972.97	0.00	11,000,077.27	01/21/21	1
Totals					167,972.97	167,972.97	0.00	11,000,077.27

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		2,888,737	2,888,737	0		0
7 - 12 Months		468,134,762	468,134,762	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		84,773,137	84,773,137	0		0
49 - 60 Months		0	0	0		0
> 60 Months		18,557,043	18,557,043	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-23	574,353,678	574,353,678	0	0	0	0
Feb-23	575,480,655	564,514,716	10,965,939	0	0	0
Jan-23	576,398,951	565,398,873	11,000,077	0	0	0
Dec-22	577,313,189	577,313,189	0	0	0	0
Nov-22	578,291,692	578,291,692	0	0	0	0
Oct-22	579,197,559	579,197,559	0	0	0	0
Sep-22	580,167,996	569,029,677	11,138,319	0	0	0
Aug-22	581,065,576	569,893,897	11,171,678	0	0	0
Jul-22	581,959,192	550,323,070	0	31,636,123	0	0
Jun-22	582,917,817	571,678,233	11,239,584	0	0	0
May-22	583,803,356	583,803,356	0	0	0	0
Apr-22	584,754,217	573,447,329	11,306,888	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
15	30306473	15,179,016.24	15,277,697.68	19,900,000.00	07/23/22	1,291,639.38	1.10000	06/30/22	01/06/24	249
23	30293185	10,926,827.42	11,000,077.27	21,600,000.00	10/15/13	1,682,612.84	1.67000	06/30/22	01/06/24	189
46	30293147	2,728,794.25	2,728,794.25	5,000,000.00	11/21/13	379,831.73	1.74000	09/30/22	01/05/24	249
Totals		28,834,637.91	29,006,569.20	46,500,000.00		3,354,083.95

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
15	30306473	RT	IN	05/18/20	1

3/6/2023 - Loan transferred for Imminent Monetary Default at the Borrower''s request as a result of the Covid-19 pandemic. Borrower and Lender entered into a Forbearance Agreement effective 9/22/2021. Borrower has complied with the terms of the Forbearance Agreement, and all deferred amounts have been repaid. Borrower has submitted a request to terminate the JoAnn Fabric space and backfill with a Harbor Freight. Special Servicer is working to document Borrower''s request.

23	30293185	MU	NY	01/21/21	1

3/6/2023 - The Loan transferred for Payment Default in September 2018. Code violations at the Property were cured and the real estate tax abatement was reinstated. Discussions with the Borrower are ongoing regarding requirements to bring the Loan current . A notice of default was sent in 2/2023.

46	30293147	RT	WA	12/12/16	8
Loan transferred to Special Servicing due to delinquency. The loan is due for 10/08/2016.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	30306491	0.00	5.03496%	0.00	5.03496%	8	07/13/21	07/13/21	08/10/21
7	30306482	0.00	5.01750%	0.00	5.01750%	8	04/04/22	04/04/22	04/19/22
15	30306473	0.00	5.12000%	0.00	5.12000%	10	09/22/21	01/06/21	10/19/21
16	30306485	0.00	5.17900%	10,000,000.00	5.17900%	8	03/16/21	03/04/21	03/16/21
25	30293253	11,668,604.02	5.25000%	11,668,604.02	5.25000%	8	08/26/20	08/26/20	09/03/20
Totals		11,668,604.02		21,668,604.02
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
11	30306483	11/15/21	23,716,522.11	37,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
20	30293177	01/12/18	11,988,075.14	6,125,000.00	5,776,179.29	1,019,115.88	5,776,179.29	4,757,063.41	7,231,011.73	0.00	204,317.37	7,026,694.36	49.83%
27	30293252	05/11/18	10,265,031.49	5,990,000.00	5,625,477.16	2,003,149.42	5,625,477.16	3,622,327.74	6,642,703.75	0.00	119,852.15	6,522,851.60	50.80%
32	30293281	03/11/22	6,858,652.48	7,600,000.00	4,231,599.07	2,736,451.02	4,231,599.07	1,495,148.05	5,363,504.43	0.00	0.00	5,363,504.43	59.59%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			52,828,281.22	56,715,000.00	15,633,255.52	5,758,716.32	15,633,255.52	9,874,539.20	19,237,219.91	0.00	324,169.52	18,913,050.39

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
11	30306483	11/26/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	30293177	07/12/18	0.00	0.00	7,026,694.36	0.00	0.00	(204,317.37)	0.00	0.00	7,026,694.36
		01/12/18	0.00	0.00	7,231,011.73	0.00	0.00	7,231,011.73	0.00	0.00
27	30293252	07/10/20	0.00	0.00	6,522,851.60	0.00	0.00	135.00	0.00	0.00	6,522,851.60
		12/12/18	0.00	0.00	6,522,716.60	0.00	0.00	(119,987.15)	0.00	0.00
		05/11/18	0.00	0.00	6,642,703.75	0.00	0.00	6,642,703.75	0.00	0.00
32	30293281	03/11/22	0.00	0.00	5,363,504.43	0.00	0.00	5,363,504.43	0.00	0.00	5,363,504.43
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	18,913,050.39	0.00	0.00	18,913,050.39	0.00	0.00	18,913,050.39

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
15	0.00	0.00	2,958.74	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	783.09	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	2,132.27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	5,091.01	0.00	783.09	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		5,874.10

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28